Other revenues (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Schedule of other revenues

	2023	2022	2021
Performance fees (a)	135,260	150,401	102,863
Revenue foreign exchange	88,708	99,780	24,667
Capital gains	41,785	66,363	29,330
Revenue from sale of goods	20,600	17,032	—
Others (b)	89,335	54,886	33,222
Total	375,688	388,462	190,082